ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

AST Balanced Asset Allocation Portfolio

AST Capital Growth Asset Allocation Portfolio

AST Preservation Asset Allocation Portfolio

Supplement dated May 17, 2021 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and the AST Preservation Asset Allocation Portfolio (collectively, the Portfolios), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.	AST Academic Strategies Asset Allocation Portfolio

At a meeting of the shareholders of the Portfolio held on May 11, 2021, shareholders approved an amended investment management agreement (the Management Agreement) for the Portfolio in connection with the implementation of a new principal investment strategy.

As described in the proxy statement soliciting shareholder approval of the amended Management Agreement and the supplement dated February 8, 2021, the Board of Trustees of the Trust (the Board) also approved certain other changes to the Portfolio that were contingent on shareholder approval of the amended Management Agreement. Among other items, the Board approved: (i) changing the Portfolio’s principal investment strategies to move from a fund-of-funds structure that primarily invests Portfolio assets in underlying funds to a structure that primarily relies on direct investments through multiple sleeves to achieve the Portfolio’s investment objective; (ii) new subadvisory agreements with J.P. Morgan Investment Management, Inc., Massachusetts Financial Services Company, PGIM, Inc., Wellington Management Company LLP, First Quadrant, L.P., Jennison Associates LLC, Morgan Stanley Investment Management Inc., QMA LLC, and Western Asset Management Company, LLC and Western Asset Management Company Limited; (iii) termination of existing subadvisory agreements for the Portfolio with AlphaSimplex Group, LLC, AQR Capital Management, LLC, CoreCommodity Management LLC, and Pacific Investment Management Company, LLC; and (iv) changing the Portfolio’s custom benchmark index in order to reflect a specific allocation to treasury inflation-protected securities.

The Manager expects to begin the implementation of the change to the Portfolio’s principal investment strategies in early June 2021 with final completion expected on August 1, 2021.

To reflect the changes described above, the SAI relating to the Portfolio are hereby revised as follows, effective, unless otherwise noted, August 1, 2021:

I.	The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Academic Strategies Portfolio with the information set forth below:

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Academic Strategies Asset Allocation Portfolio†, (3)

0.9325% of average daily net assets to $300 million;

0.9225% on next $200 million of average daily net assets;

0.9125% on next $250 million of average daily net assets;

0.9025% on next $2.5 billion of average daily net assets;

0.8925% on next $2.75 billion of average daily net assets;

0.8625% on next $4 billion of average daily net assets;

0.8425% on next $2.5 billion of average daily net assets;

0.8225% on next $2.5 billion of average daily net assets;

0.8025% on next $5 billion of average daily net assets;

0.7825% on next $5 billion of average daily net assets;

0.7625% on next $5 billion of average daily net assets;

0.7425% on next $5 billion of average daily net assets;

0.7225% on next $5 billion of average daily net assets; and

0.7025% over $40 billion of average daily net assets.

† The Manager will aggregate assets with the AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio for the purpose of calculating the management fee for each Portfolio.
 (3) Prior to June 7, 2021, the contractual management fee rate was: Fund of Funds Segments/Sleeves: 0.72% of average daily net assets; Non-Fund of Funds Segments/Sleeves: 0.5525% of average daily net assets to $300 million; 0.5425% on next $200 million of average daily net assets; 0.5325% on next $250 million of average daily net assets; 0.5225% on next $2.5 billion of average daily net assets; 0.5125% on next $2.75 billion of average daily net assets; 0.4825% on next $4 billion of average daily net assets; 0.4625% over $10 billion of average daily net assets.

II.

The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Academic Strategies Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Academic Strategies Asset Allocation Portfolio

The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.13% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

I.

The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Academic Strategies Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Academic Strategies Asset Allocation Portfolio	QMA LLC

For Asset Allocation Services

0.075% of average daily net assets

For Quantitative Equity and Overlay Management (including the overlay sleeve):

0.32% of average daily net assets to $1 billion;

0.27% of average daily net assets on next $5 billion; and

0.245% of average daily net assets over $6 billion

PGIM, Inc.

PGIM Fixed Income:

0.17% of average daily net assets to $750 million;

0.16% of the next $750 million of average daily net assets; and

0.14% of average daily net assets over $1.5 billion.

PGIM Real Estate:
0.38% of average daily net assets

Jennison Associates LLC

0.35% of average daily net assets to $100 million;

0.30% of the next $100 million of average daily net assets;

0.275% of the next $300 million of average daily net assets;

0.25% of the next $2.5 billion of average daily net assets; and
0.23% of average daily net assets over $3 billion.

	First Quadrant, L.P.	0.65% of average daily net assets to $100 million; 0.55% of average daily net assets from $100 million to $200 million; and 0.50% of average daily net assets over $200 million.
	J.P. Morgan Investment Management, Inc.	0.20% of average daily net assets to $500 million; 0.18% of the next $500 million of average daily net assets; and 0.17% of average daily net assets over $1 billion.
	Morgan Stanley Investment Management Inc.	0.55% of average daily net assets to $50 million; 0.525% of average daily net assets over $50 million to $200 million; and 0.50% of average daily net assets over $200 million.
Massachusetts Financial Services Company

0.30% of average daily net assets to $100 million;

0.285% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.25% of average daily net assets over $500 million.

Western Asset Management Company, LLC/ Western Asset Management Company Limited

Applies to Emerging Markets Fixed Income investment category

0.40% of average daily net assets to $100 million; and

0.20% of average daily net assets over $100 million.

Applies to Macro Opportunities investment category

0.60% of average daily net assets to $100 million; and

0.40% of average daily net assets over $100 million.

	Wellington Management Company LLP	0.19% of average daily net assets

II.

The section in Part I of the SAI entitled “Aggregation Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to Jennison with the information set forth below and adding the following information pertaining to PGIM Fixed Income, J.P. Morgan, MFS and QMA:

Jennison: For purposes of calculating the subadvisory fee payable to Jennison, the assets managed by Jennison in the AST International Growth Portfolio of the Advanced Series Trust will be aggregated with the assets managed by Jennison in the PSF International Growth Portfolio of The Prudential Series Fund.

In addition, for purposes of calculating the advisory fee payable to Jennison, the assets managed by Jennison in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; and (v) the AST Prudential Growth Allocation Portfolio.

PGIM Fixed Income: For purposes of calculating the advisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; and (v) the AST Prudential Growth Allocation Portfolio.

J.P. Morgan: For purposes of calculating the advisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; and (v) the AST Large-Cap Core Portfolio.

MFS: For purposes of calculating the advisory fee payable to MFS, the assets managed by MFS in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio.

QMA: For purposes of calculating the advisory fee payable to QMA, not including the asset allocation services, the assets managed by QMA in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio, (ii) the AST Balanced Asset Allocation Portfolio; (iii) the AST Capital Growth Asset Allocation Portfolio; (iv) the AST Preservation Asset Allocation Portfolio; and (v) the AST Prudential Growth Allocation Portfolio.

III.	The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised by replacing the information pertaining to MFS with the information set forth below:

MFS: MFS has agreed to a voluntary subadvisory fee waiver arrangement that applies across each of the following portfolios or sleeves of portfolios managed by MFS:

- AST Academic Strategies Asset Allocation Portfolio (sleeve managed by MFS)

- AST Balanced Asset Allocation Portfolio (sleeve managed by MFS)

- AST Capital Growth Asset Allocation Portfolio (sleeve managed by MFS)

- AST Preservation Asset Allocation Portfolio (sleeve managed by MFS)

- AST Large-Cap Core Portfolio (sleeve managed by MFS)

- AST MFS Global Equity Portfolio

- AST MFS Growth Allocation Portfolio

- AST MFS Growth Portfolio

- AST MFS Large-Cap Value Portfolio

- AST Mid-Cap Growth Portfolio (sleeve managed by MFS)

- AST Mid-Cap Value Portfolio (sleeve managed by MFS)

MFS has agreed to voluntarily reduce the monthly subadvisory fees paid by ASTIS and/or PGIM Investments to MFS for each portfolio listed above (or the sleeve thereof subadvised by MFS) by the following percentages and with respect to the subadvisory fees otherwise payable on the incremental assets of the combined average daily net assets of the portfolios (or the sleeve thereof subadvised by MFS) that fall into the tiers listed below during any calendar month. To the extent the fee waiver is triggered for any particular calendar month, the resulting incremental discount will be applied pro rata across each of the portfolios (or the portion thereof subadvised by MFS). In the event that the combined average daily net assets of the above listed portfolios are $5 billion or less during any particular calendar month, then this voluntary fee reduction will not be applicable for the respective month. MFS reserves the right to withdraw this waiver by delivery of a written notice to the Co-Managers, which withdrawal shall become effective 30 days after such delivery.

Combined Average Daily Net Assets	Percentage Fee Waiver
First $5 billion	No Fee Reduction
Over $5 million and up to $7.5 billion	5% Fee Reduction
Over $7.5 million and up to $10 billion	7.5% Fee Reduction
Over $10 million and up to $20 billion	10% Fee Reduction
Over $20 billion and to $30 billion	15% Fee Reduction
Over $30 billion	20% Fee Reduction

B.

AST Balanced Asset Allocation Portfolio, AST Capital Preservation Asset Allocation Portfolio and AST Preservation Capital Asset Allocation Portfolio (each a Portfolio and collectively, the DAAP Portfolios)

At a meeting of the shareholders for each Portfolio held on May 11, 2021, shareholders approved (i) an amended investment management agreement (the Management Agreement) for each Portfolio in connection with the implementation of a new principal investment strategy and (ii) a Shareholder Services and Distribution Plan (the Plan) for each Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

As described in the proxy statement soliciting shareholder approval of the amended Management Agreement and the Plan and the supplement dated February 8, 2021, the Board of Trustees of the Trust (the Board) also approved certain other changes to the DAAP Portfolios that were contingent on shareholder approval of the amended Management Agreement and the Plan. Among other items, the Board approved: (i) changing each Portfolio’s principal investment strategies to move from a fund-of-funds structure that invests assets in underlying funds to a structure that primarily relies on direct investments through multiple sleeves to achieve each Portfolio’s investment objective; and (ii) new subadvisory agreements with Jennison Associates LLC, PGIM, Inc., ClearBridge Investments, LLC, J.P. Morgan Investment Management, Inc., Massachusetts Financial Services Company, Wellington Management Company LLP, and QMA LLC.

The Manager expects to begin the implementation of the change to each Portfolio’s principal investment strategies in early June 2021 with final completion expected on August 1, 2021.

To reflect the changes described above, the SAI relating to the DAAP Portfolios is hereby revised as follows, effective, unless otherwise noted, August 1, 2021:

I.	The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the DAAP Portfolios with the information set forth below:

Management Fee Rates
Portfolio	Contractual Fee Rate
AST Balanced Asset Allocation Portfolio†, (4)

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% on next $2.5 billion of average daily net assets;

0.6225% on next $2.5 billion of average daily net assets;

0.6025% on next $5 billion of average daily net assets;

0.5825% on next $5 billion of average daily net assets;

0.5625% on next $5 billion of average daily net assets;

0.5425% on next $5 billion of average daily net assets;

0.5225% on next $5 billion of average daily net assets; and

0.5025% over $40 billion of average daily net assets

AST Capital Growth Asset Allocation Portfolio†, (4)

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% on next $2.5 billion of average daily net assets;

0.6225% on next $2.5 billion of average daily net assets;

0.6025% on next $5 billion of average daily net assets;

0.5825% on next $5 billion of average daily net assets;

0.5625% on next $5 billion of average daily net assets;

0.5425% on next $5 billion of average daily net assets;

0.5225% on next $5 billion of average daily net assets; and

0.5025% over $40 billion of average daily net assets

AST Preservation Asset Allocation Portfolio†, (4)

0.7325% of average daily net assets to $300 million;

0.7225% on next $200 million of average daily net assets;

0.7125% on next $250 million of average daily net assets;

0.7025% on next $2.5 billion of average daily net assets;

0.6925% on next $2.75 billion of average daily net assets;

0.6625% on next $4 billion of average daily net assets;

0.6425% on next $2.5 billion of average daily net assets;

0.6225% on next $2.5 billion of average daily net assets;

0.6025% on next $5 billion of average daily net assets;

0.5825% on next $5 billion of average daily net assets;

0.5625% on next $5 billion of average daily net assets;

0.5425% on next $5 billion of average daily net assets;

0.5225% on next $5 billion of average daily net assets; and

0.5025% over $40 billion of average daily net assets

† The Manager will aggregate assets with the AST Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio for the purpose of calculating the management fee for each Portfolio.

(4) Prior to June 7, 2021, the contractual management fee rate was: 0.15% of average daily net assets.

II.	The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the DAAP Portfolios with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Balanced Asset Allocation Portfolio

The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.89% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

AST Capital Growth Asset Allocation Portfolio

The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.89% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

AST Preservation Asset Allocation Portfolio

The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2022. The Manager has also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.89% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

I.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the DAAP Portfolios with the information set forth below:

Portfolio Subadvisers and Fee Rates
Portfolio	Subadviser(s)	Fee Rate
AST Balanced Asset Allocation Portfolio	QMA LLC

For Asset Allocation Services:

0.04% of average daily net assets

For Quantitative Equity Management (including the overlay sleeve):

0.30% of average daily net assets to $1 billion;

0.25% of average daily net assets on next $5 billion; and

0.225% of average daily net assets over $6 billion.

	PGIM, Inc.	PGIM Fixed Income: 0.17% of average daily net assets to $750 million; 0.16% of the next $750 million of average daily net assets; and 0.14% of average daily net assets over $1.5 billion.
Jennison Associates LLC

0.35% of average daily net assets to $100 million;

0.30% of the next $100 million of average daily net assets;

0.275% of the next $300 million of average daily net assets;

0.25% of the next $2.5 billion of average daily net assets; and

0.23% of average daily net assets over $3 billion.

Clearbridge Investments, LLC

0.35% of average daily net assets to $100 million;

0.29% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.23% of average daily net assets over $500 million.

J.P. Morgan Investment Management, Inc.

For Large Cap Core:

0.20% of average daily net assets to $500 million;

0.18% of the next $500 million of average daily net assets; and

0.17% of average daily net assets over $1 billion.

For Equity Income:

0.34% of average daily net assets

Massachusetts Financial Services Company

0.30% of average daily net assets to $100 million;

0.285% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.25% of average daily net assets over $500 million.

	Wellington Management Company LLP	0.19% of average daily net assets
AST Capital Growth Asset Allocation Portfolio	QMA LLC

For  Asset Allocation Services:

0.04% of average daily net assets

For Quantitative Equity Management (including the overlay sleeve):

0.30% of average daily net assets to $1 billion;

0.25% of average daily net assets on next $5 billion; and

0.225% of average daily net assets over $6 billion.

	PGIM, Inc.	PGIM Fixed Income: 0.17% of average daily net assets to $750 million; 0.16% of the next $750 million of average daily net assets; and 0.14% of average daily net assets over $1.5 billion.
Jennison Associates LLC

0.35% of average daily net assets to $100 million;

0.30% of the next $100 million of average daily net assets;

0.275% of the next $300 million of average daily net assets;

0.25% of the next $2.5 billion of average daily net assets; and

0.23% of average daily net assets over $3 billion.

Clearbridge Investments, LLC

0.35% of average daily net assets to $100 million;

0.29% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.23% of average daily net assets over $500 million.

J.P. Morgan Investment Management, Inc.

For Large Cap Core:

0.20% of average daily net assets to $500 million;

0.18% of the next $500 million of average daily net assets; and

0.17% of average daily net assets over $1 billion.

For Equity Income:

0.34% of average daily net assets

Massachusetts Financial Services Company

0.30% of average daily net assets to $100 million;

0.285% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.25% of average daily net assets over $500 million.

	Wellington Management Company LLP	0.19% of average daily net assets
AST Preservation Asset Allocation Portfolio	QMA LLC

For Asset Allocation Services:

0.04% of average daily net assets

For Quantitative Equity Management (including the overlay sleeve):

0.30% of average daily net assets to $1 billion;

0.25% of average daily net assets on next $5 billion; and

0.225% of average daily net assets over $6 billion.

	PGIM, Inc.	PGIM Fixed Income: 0.17% of average daily net assets to $750 million; 0.16% of the next $750 million of average daily net assets; and 0.14% of average daily net assets over $1.5 billion.
Jennison Associates LLC

0.35% of average daily net assets to $100 million;

0.30% of the next $100 million of average daily net assets;

0.275% of the next $300 million of average daily net assets;

0.25% of the next $2.5 billion of average daily net assets; and

0.23% of average daily net assets over $3 billion.

Clearbridge Investments, LLC

0.35% of average daily net assets to $100 million;

0.29% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.23% of average daily net assets over $500 million.

J.P. Morgan Investment Management, Inc.

For Large Cap Core:

0.20% of average daily net assets to $500 million;

0.18% of the next $500 million of average daily net assets; and

0.17% of average daily net assets over $1 billion.

For Equity Income:

0.34% of average daily net assets

Massachusetts Financial Services Company

0.30% of average daily net assets to $100 million;

0.285% of the next $150 million of average daily net assets;

0.27% of the next $250 million of average daily net assets; and

0.25% of average daily net assets over $500 million.

	Wellington Management Company LLP	0.19% of average daily net assets

II.	The third paragraph in Part I of the SAI in the section entitled “Distributor” is hereby replaced with the following:

The Trust has adopted the 12b-1Plan in the manner prescribed under Rule 12b-1 under the 1940 Act.  Under the 12b-1Plan, each Portfolio (except for AST Quantitative Modeling Portfolio) is authorized to pay PAD an annual shareholder services and distribution fee of 0.25% of each Portfolio’s average daily net assets.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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